ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Summary of Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consist of the following:

	As of December 31, 2016	As of December 31, 2017	As of December 31, 2017
	RMB	RMB	US$

Advance from end users*	34,388	35,888	5,516
Business tax and other taxes payable	3,280	4,118	634
Deferred government grant	5,018	2,807	431
Professional fees payable	15,136	12,039	1,850
Promotional events payables	7,921	8,120	1,248
Decoration payables**	-	5,328	819
Unpaid consideration for business combination***	104,490	54,550	8,384
Others	13,922	29,487	4,532

	184,155	152,337	23,414

* Advance from end users represents payments received by the Group in advance from the end users prior to the services provided.

** Decoration payables represent the decoration expenses accrued including office furniture mainly for the new office building rented in Nanshan district, Shenzhen, which became formally functional in December 2017.

*** Unpaid consideration for business combination represents the unpaid cash consideration and contingent consideration relating to the acquisition of Qufan as of December 31, 2017. On February 9, 2018, the Company announced that it has disposed of its 51% equity interest in Qufan for a total consideration of RMB127,500, which will be offset by the unpaid contingent consideration of RMB54,550.